UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Chech here if Amendmenr [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Terry Jolly
Address:                     1100 Louisiana
                             Suite 4810
                             Houston, Texas 77002

13F File Number:             801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Terry Jolly
Title:                       Vice President
Phone:                       713-759-2070
Signature, Place and Date of Signing:

    Terry Jolly   Houston, Texas    August 21, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1527        18900   X                         18900
Anadarko Petroleum       Common    032511107      13270       246158   X                        246158
Apache Corp              Common    037411105       6873       135425   X                        135425
BP P.L.C.                Common    055622104       4106        82360   X                         82360
Baker Hughes Inc         Common    057224107       6842       204230   X                        204230
Burlington Resources     Common    122014103       3531        88829   X                         88829
Canadian Natural Resour  Common    136385101       4480       151100   X                        151100
Chevron Corp             Common    166751107      15815       174755   X                        174755
Coflexip Offshore ADR    Common    192384105       4429        68500   X                         68500
Conoco, Inc.             Common    208251306       1647        58400   X                         58400
Conoco, Inc. Class B     Common    208251405       6370       220400   X                        220400
Cooper Cameron Corp      Common    216640102         56         1000   X                          1000
Devon Energy             Common    25179M103       2342        44600   X                         44600
Ensco International Inc  Common    26874Q100       3393       145000   X                        145000
EOG Resources            Common    26875P101       5734       161300   X                        161300
El Paso Energy Corp      Common    283905107      13719       261106   X                        261106
Enron Corp               Common    293561106       9913       201900   X                        201900
Ensign Resources Servic  Common    29357T104       5792       584100   X                        584100
Exxon Mobil Corp         Common    30231G102      87971      2014230   X                       2014230
FMC Technologies Inc     Common    30249U101        206        10000   X                         10000
Forest Oil Corp          Common    346091705       5067       180950   X                        180950
Grey Wolf Inc            Common    397888108        508       127000   X                        127000
Hydrill Company          Common    448774109        519        22800   X                         22800
Kerr McGee Corp          Common    492386107       8014       120936   X                        120936
McDermott International  Common    580037109       4525       388400   X                        388400
Murphy Oil               Common    626717102       2723        37000   X                         37000
Nabors Industries        Common    629568106        577        15500   X                         15500
Noble Affiliates         Common    654894104       4055       114700   X                        114700
Occidental Pete Corp     Common    674599105       8352       314100   X                        314100
Ocean Energy             Common    67481E106      12528       717930   X                        717930
Petroleum Geo Services   Common    716597109       1122       111000   X                        111000
Phillips Petroleum       Common    718507106       4908        86100   X                         86100
Pioneer Natural Resouce  Common    723787107       5297       310700   X                        310700
Royal Dutch Pete         Common    780257804      36066       618950   X                        618950
Schlumberger LTD         Common    806857108       8642       164150   X                        164150
Spinnaker Exploration C  Common    84855W109       5313       133300   X                        133300
Talisman Energy, Inc     Common    87425E103        571        15000   X                         15000
Texaco Inc               Common    881694103      15164       227484   X                        227484
Tidewater Inc            Common    886423102       4234       112300   X                        112300
USX Marathon Group       Common    902905827       5524       187200   X                        187200
Unocal Corp              Common    915289102       1540        45100   X                         45100
W H Energy Services      Common    92925E108       4203       221200   X                        221200
Western Gas Resources    Common    958259103        694        21300   X                         21300
Westport Resources, Inc  Common    961415106       6000       285700   X                        285700
Willbros Group, Inc.     Common    969199108      14739      1133753   X                       1133753
Williams Companies       Common    969457100      10277       311900   X                        311900
Knightsbridge Tankers L  Common    G5299G106         12          600   X                           600
Santa Fe International   Common    G7805C108       7035       235590   X                        235590
Transocean Sedco Forex   Common    G90078109       2782        67445   X                         67445
Core Labs NV             Common    N22717107       2482       132400   X                        132400

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

For 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: 381,490
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